Property and Equipment (Tables)	12 Months Ended
Sep. 30, 2020
Blade Urban Air Mobility [Member]
Schedule of property and equipment

	Useful Life	As of September 30,
	(in years)	2020	2019
Furniture and fixtures	5	$437	$383
Technology equipment	3	182	174
	Shorter of useful
Leasehold improvements	life or life of lease	2,215	1,900
Vehicle	5	5	5
Total property and equipment, gross		2,839	2,462
Less: Accumulated depreciation and amortization		(1,080)	(744)
Total property and equipment, net		$1,759	$1,718